Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	Riley Exploration Permian, Inc.
Entity Incorporation, Date of Incorporation	DE
Entity File Number	1-15555
Entity Tax Identification Number	87-0267438
Entity Address, Address Line One	29 E. Reno Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73104
City Area Code	405
Local Phone Number	415-8699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	REPX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001001614
Amendment Flag	false